Related-party Transactions - Compensation of key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related-party Transactions
Short-term employee benefits	$ 822	$ 855	$ 829
Post-employment benefits	7	7	7
Share-based compensation	14	41	226
Total Key management personnel compensation	$ 843	$ 903	$ 1,062